Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the Compensation Committee’s practice to grant ordinary course equity awards related to our annual compensation cycle on the day of the Compensation Committee’s regularly scheduled meeting held in February of each year. At the Compensation Committee meeting, the Compensation Committee approves, or recommends to the Board, as applicable, each NEO’s equity award, including any portion of each NEO’s annual equity award that will be granted as stock options (if any).
The Company does not grant option awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based on option award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material non-public information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our option award grants, in the event material non-public information becomes known to the Compensation Committee prior to granting an option award, it will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impression of impropriety.
During 2024, we did not grant options to any NEO during any period beginning four business days before and ending one business day after the filing of any periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of any Form 8-K that disclosed any material non-public information.

Award Timing Method
It is the Compensation Committee’s practice to grant ordinary course equity awards related to our annual compensation cycle on the day of the Compensation Committee’s regularly scheduled meeting held in February of each year. At the Compensation Committee meeting, the Compensation Committee approves, or recommends to the Board, as applicable, each NEO’s equity award, including any portion of each NEO’s annual equity award that will be granted as stock options (if any).

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
The Company does not grant option awards in anticipation of the release of material non-public information, and we do not time the release of material non-public information based on option award grant dates or for the purpose of affecting the value of executive compensation. In addition, we do not take material non-public information into account when determining the timing and terms of such awards. Although we do not have a formal policy with respect to the timing of our option award grants, in the event material non-public information becomes known to the Compensation Committee prior to granting an option award, it will take the existence of such information into consideration and use its business judgment to determine whether to delay the grant of equity to avoid any impression of impropriety.

MNPI Disclosure Timed for Compensation Value	false